          As filed with the Securities and Exchange Commission on April 27, 2001
                                                      1933 Act File No. 333-7008
                                                      1940 Act File No. 811-8227

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       POST-EFFECTIVE AMENDMENT NO. 18 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              AMENDMENT NO. 24 [X]

                         DEUTSCHE INVESTORS FUNDS, INC.
                      (formerly Flag Investors Funds, Inc.)

               (Exact Name of Registrant as Specified in Charter)

                      One South Street Baltimore, MD 21202
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 638-2596

                               Edward J. Veilleux
                      One South Street Baltimore, MD 21202

                     (Name and Address of Agent for Service)

           Copy to: Richard W. Grant, Esq. Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


 It is proposed that this filing will become effective (check appropriate box)

___ immediately upon filing pursuant to paragraph (b)
_X_ on May 7, 2001 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on __________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 12 under the Securities Act of 1933, as amended, and Amendment No. 18 under the Investment Company Act of 1940, as filed with the Commission on February 26, 2001.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DEUTSCHE INVESTORS FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, in the State of Maryland, on the 27th day of April, 2001

                                    Deutsche Investors Funds, Inc.

                                    By: /s/ Richard T. Hale*
                                        --------------------
                                        Richard T. Hale
                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                                TITLE

By: /s/ Truman T. Semans*           Chairman and              April 27, 2001
   ----------------------           Director                  --------------
    Truman T. Semans                                          Date

/s/ Richard T. Burt*                Director                  April 27, 2001
--------------------                                          --------------
Richard R. Burt                                               Date

/s/ Carl W. Vogt, Esq.*             Director                  April 27, 2001
-----------------------                                       --------------
Carl W. Vogt                                                  Date

/s/ Joseph R. Hardiman*             Director                  April 27, 2001
-----------------------                                       --------------
Joseph R. Hardiman                                            Date

/s/ Louis E. Levy*                  Director                  April 27, 2001
------------------                                            --------------
Louis E. Levy                                                 Date

/s/ Eugene J. McDonald*             Director                  April 27, 2001
-----------------------                                       --------------
Eugene J. McDonald                                            Date

/s/ Rebecca W. Rimel*               Director                  April 27, 2001
---------------------                                         --------------
Rebecca W. Rimel                                              Date

/s/ Robert H. Wadsworth*            Director                  April 27, 2001
------------------------                                      --------------
Robert H. Wadsworth                                           Date

/s/ Charles A. Rizzo*               Chief Financial and       April 27, 2001
---------------------               Accounting Officer        --------------
Charles A. Rizzo                                              Date

*By: /s/ Daniel O. Hirsch           Attorney-in-fact          April 27, 2001
     --------------------                                     --------------
       Daniel O. Hirsch                                       Date

* By Power of Attorney - Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on December 29, 2000. (File Nos. 333-7008 and 811-8227).